CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (Parenthetical) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
Tax	£ 0	£ 0	£ 0